SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
Schedule of Share Capital
	December 31,
	2025		2024
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.2 par value each	30,000,000	8,718,193	15,000,000	6,514,589

Schedule of Changes in Share Capital
	Number of shares	NIS par value
Outstanding on January 1, 2024	5,079,313	1,015,863

Issuance of ordinary shares	275,320	55,064
Exercise of options and vesting of restricted share units (“RSUs”)	13,648	2,730
Exercise of pre-funded warrants	1,146,308	229,262

Outstanding on December 31, 2024	6,514,589	1,302,918
Issuance of ordinary shares	1,913,650	382,730

Exercise of options and vesting of RSUs	8,954	1,791

Exercise of pre-funded warrants	281,000	56,200

Outstanding on December 31, 2025	8,718,193	1,743,639

Schedule of Composition Non-Controlling Interests
	2025	2024

Balance as of January 1,	$16,289	$16,632

Forfeiture of non-controlling interests regarding share-based compensation	(4,742)	(206)

Share-based compensation	(86)	1,432

Exercise of subsidiary options	(62)	-

Income (loss) attributed to non-controlling interests	658	(1,569)

Balance as of December 31,	$12,057	$16,289